LOANS PAYABLE	12 Months Ended
Dec. 31, 2021
Loans Payable
LOANS PAYABLE

19. LOANS PAYABLE

	December 31, 2021	December 31, 2020
Opening balance	$97,916	$-
Acquisition of loans	-	120,851
Issuance of loans payable	60,000	60,000
Fair value adjustment	(24,576)	(26,152)
Repayment of loans payable	(44,428)	(57,873)
Accretion expense	4,405	1,090
Ending balance	$93,317	$97,916

	Start Date	Maturity Date	Rate	Carrying Value December 31, 2021	Carrying Value December 31, 2020
CEBA	2020-05-19	2022-12-31	0%	$37,384	$34,938
CEBA	2021-04-23	2022-12-31	0%	37,383	-
Vehicle loan	2019-08-30	2024-09-11	6.99%	18,550	25,295
Shopify loan	2020-08-05		7.00%	-	37,683
Total				$93,317	$97,916

On May 19, 2020, Dronelogics received a $40,000 CEBA loan. This loan is currently interest-free and 25% of the loan, up to $10,000, is forgivable if the loan is repaid on or before December 31, 2022. If the loan is not repaid by that date, the loan can be converted to a three-year term loan at an interest rate of 5%.

On December 4, 2020, the Government of Canada allowed for an expansion of the CEBA loan by $20,000, of which, an additional $10,000 is forgivable if the loan is repaid on or before December 31, 2022.

On April 23, 2021, Draganfly Innovations Inc. received a $60,000 CEBA loan. This loan is currently interest free and up to $20,000 is forgivable if the loan is repaid on or before December 31, 2022. If the loan is not repaid by that date, the loan can be converted to a three-year term loan at an interest rate of 5%.

The CEBA loans are unsecured and the vehicle loan is secured by the vehicle and the Shopify loan is secured by the Company’s accounts receivable.

Draganfly Inc.

Notes to the Consolidated Financial Statements

For The Year Ended December 31, 2021

Expressed in Canadian Dollars